Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Local Currency Central Fund

March 31, 2021

MDL-QTLY-0521
1.9899758.100

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Foreign Government and Government Agency Obligations - 86.1%
		Principal Amount(a)	Value
Brazil - 7.7%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 6.2765% 7/1/23 to 1/1/24	BRL	$21,500,000	$3,238,457
Brazilian Federative Republic:
10% 1/1/23	BRL	16,000,000	2,993,205
10% 1/1/25	BRL	20,000,000	3,748,946
10% 1/1/27	BRL	3,000,000	559,360
10% 1/1/29	BRL	5,000,000	927,298
10% 1/1/31	BRL	2,000,000	369,742

TOTAL BRAZIL			11,837,008

Chile - 3.0%
Bonos de La Tesoreria de La Republica de Chile:
4.5% 3/1/26	CLP	2,025,000,000	3,115,691
5% 3/1/35	CLP	950,000,000	1,431,407

TOTAL CHILE			4,547,098

China - 12.1%
Peoples Republic of China:
2.36% 7/2/23	CNY	32,000,000	4,832,345
2.68% 5/21/30	CNY	19,000,000	2,768,070
2.88% 11/5/23	CNY	41,500,000	6,339,971
3.28% 12/3/27	CNY	30,500,000	4,677,199

TOTAL CHINA			18,617,585

Colombia - 4.4%
Colombian Republic 7.5% 8/26/26	COP	8,400,000,000	2,478,226
Titulos de Tesoreria B:
5.75% 11/3/27	COP	8,000,000,000	2,123,975
7% 6/30/32	COP	8,100,000,000	2,149,883

TOTAL COLOMBIA			6,752,084

Czech Republic - 1.6%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	34,000,000	1,404,601
1.2% 3/13/31	CZK	25,000,000	1,045,702

TOTAL CZECH REPUBLIC			2,450,303

Dominican Republic - 0.9%
Dominican Republic:
8.9% 2/15/23(Reg. S)	DOP	59,000,000	1,068,099
9.75% 6/5/26 (Reg. S)	DOP	20,000,000	378,206

TOTAL DOMINICAN REPUBLIC			1,446,305

Hungary - 3.5%
Hungarian Republic:
3% 10/27/38	HUF	70,000,000	221,814
3.25% 10/22/31	HUF	270,000,000	924,803
5.5% 6/24/25	HUF	370,000,000	1,385,757
6.75% 10/22/28	HUF	685,000,000	2,904,255

TOTAL HUNGARY			5,436,629

Indonesia - 7.7%
Indonesian Republic:
8.125% 5/15/24	IDR	12,000,000,000	886,885
8.25% 5/15/29	IDR	30,000,000,000	2,256,454
8.25% 5/15/36	IDR	38,750,000,000	2,866,566
8.375% 9/15/26	IDR	40,000,000,000	3,045,783
8.375% 3/15/34	IDR	36,000,000,000	2,701,549

TOTAL INDONESIA			11,757,237

Malaysia - 4.7%
Malaysian Government:
3.48% 3/15/23	MYR	1,250,000	309,278
3.828% 7/5/34	MYR	5,250,000	1,254,746
3.885% 8/15/29	MYR	11,000,000	2,766,232
3.899% 11/16/27	MYR	10,000,000	2,532,270
4.762% 4/7/37	MYR	1,600,000	410,890

TOTAL MALAYSIA			7,273,416

Mexico - 7.5%
United Mexican States:
5.75% 3/5/26	MXN	65,000,000	3,156,266
7.75% 11/23/34	MXN	25,000,000	1,285,425
7.75% 11/13/42	MXN	54,750,000	2,703,749
8% 12/7/23	MXN	52,500,000	2,739,525
8.5% 5/31/29	MXN	29,000,000	1,593,070

TOTAL MEXICO			11,478,035

Peru - 2.6%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	5,000,000	1,303,515
6.35% 8/12/28	PEN	4,250,000	1,325,126
6.95% 8/12/31	PEN	4,250,000	1,314,983

TOTAL PERU			3,943,624

Philippines - 0.2%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	254,679
Poland - 4.7%
Polish Government:
2.25% 10/25/24	PLN	6,750,000	1,814,125
2.5% 1/25/23	PLN	500,000	132,149
2.5% 7/25/26	PLN	10,200,000	2,795,495
2.75% 10/25/29	PLN	9,000,000	2,521,294

TOTAL POLAND			7,263,063

Romania - 4.5%
Romanian Republic:
3.4% 3/8/22	RON	11,150,000	2,692,149
3.65% 9/24/31	RON	1,000,000	244,237
4.75% 2/24/25	RON	14,250,000	3,658,341
5% 2/12/29	RON	1,250,000	339,709

TOTAL ROMANIA			6,934,436

Russia - 6.5%
Ministry of Finance of the Russian Federation:
6.5% 2/28/24	RUB	257,000,000	3,438,926
7.05% 1/19/28	RUB	310,000,000	4,146,481
7.6% 7/20/22	RUB	47,000,000	639,277
7.7% 3/16/39	RUB	38,000,000	533,427
8.5% 9/17/31	RUB	86,500,000	1,271,473

TOTAL RUSSIA			10,029,584

South Africa - 7.0%
South African Republic:
6.5% 2/28/41	ZAR	36,250,000	1,527,063
8% 1/31/30	ZAR	57,750,000	3,565,462
8.75% 2/28/48	ZAR	33,000,000	1,748,999
8.875% 2/28/35	ZAR	34,500,000	1,983,246
10.5% 12/21/26	ZAR	24,500,000	1,888,721

TOTAL SOUTH AFRICA			10,713,491

Thailand - 4.8%
Kingdom of Thailand:
1.6% 6/17/35	THB	74,750,000	2,178,684
3.3% 6/17/38	THB	77,500,000	2,721,952
4.875% 6/22/29	THB	64,250,000	2,539,963

TOTAL THAILAND			7,440,599

Turkey - 2.1%
Turkish Republic:
8% 3/12/25	TRY	11,500,000	994,399
9.2% 9/22/21	TRY	12,250,000	1,422,868
11% 2/24/27	TRY	7,800,000	691,937
12.4% 3/8/28	TRY	1,500,000	138,605

TOTAL TURKEY			3,247,809

Uruguay - 0.6%
Uruguay Republic 9.875% 6/20/22	UYU	40,000,000	938,165
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $134,333,231)			132,361,150

Supranational Obligations - 1.2%
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	399,753
International Finance Corp. 5.85% 11/25/22	INR	105,000,000	1,444,336
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,854,378)			1,844,089
		Shares	Value

Money Market Funds - 11.6%
Fidelity Cash Central Fund 0.06% (b)
(Cost $17,754,087)		17,750,537	17,754,087
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $153,941,696)			151,959,326
NET OTHER ASSETS (LIABILITIES) - 1.1%(c)			1,736,565
NET ASSETS - 100%			$153,695,891

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
BRL	1,271,000	USD	227,090	Citibank NA	6/24/21	$(2,595)
BRL	2,242,000	USD	393,748	Citibank NA	6/24/21	2,254
BRL	2,224,000	USD	404,437	State Street Bank And Tr Co	6/24/21	(11,615)
CLP	620,754,000	USD	845,138	Citibank NA	6/24/21	16,935
CLP	206,048,000	USD	286,855	Citibank NA	6/24/21	(706)
CLP	234,054,000	USD	322,811	Goldman Sachs Bank USA	6/24/21	2,232
CNY	7,544,000	USD	1,157,375	BNP Paribas	6/24/21	(12,962)
COP	2,511,500,000	USD	691,321	Citibank NA	6/24/21	(7,060)
COP	3,412,700,000	USD	928,121	Citibank NA	6/24/21	1,673
CZK	79,357,000	USD	3,658,188	Bank Of America NA	6/24/21	(92,166)
CZK	8,219,000	USD	372,592	Goldman Sachs Bank USA	6/24/21	(3,260)
CZK	4,345,000	USD	195,306	Goldman Sachs Bank USA	6/24/21	(57)
CZK	17,211,000	USD	794,181	State Street Bank And Tr Co	6/24/21	(20,780)
EGP	37,223,000	USD	2,295,803	Citibank NA	6/24/21	72,449
EGP	6,433,000	USD	398,946	Citibank NA	6/24/21	10,343
EGP	5,427,000	USD	336,872	Citibank NA	6/24/21	8,412
HUF	180,708,000	USD	583,368	BNP Paribas	6/24/21	1,064
HUF	82,644,000	USD	267,642	BNP Paribas	6/24/21	(361)
HUF	239,739,000	USD	780,020	Bank Of America NA	6/24/21	(4,674)
IDR	31,367,500,000	USD	2,163,724	BNP Paribas	6/24/21	(17,183)
IDR	2,524,500,000	USD	173,029	BNP Paribas	6/24/21	(273)
IDR	11,256,800,000	USD	770,539	BNP Paribas	6/24/21	(213)
IDR	5,329,700,000	USD	366,428	BNP Paribas	6/24/21	(1,706)
IDR	11,919,400,000	USD	821,744	Citibank NA	6/24/21	(6,076)
IDR	5,730,100,000	USD	393,335	State Street Bank And Tr Co	6/24/21	(1,213)
INR	128,744,000	USD	1,728,314	BNP Paribas	6/24/21	12,825
INR	21,642,000	USD	294,149	BNP Paribas	6/24/21	(1,462)
MXN	7,588,000	USD	365,004	BNP Paribas	6/24/21	2,951
MXN	8,346,000	USD	402,411	Citibank NA	6/24/21	2,301
MXN	4,579,000	USD	218,482	Goldman Sachs Bank USA	6/24/21	3,561
MXN	16,746,000	USD	797,494	Goldman Sachs Bank USA	6/24/21	14,548
MXN	8,076,000	USD	389,103	Goldman Sachs Bank USA	6/24/21	2,516
MXN	69,907,000	USD	3,388,301	Royal Bank Of Canada	6/24/21	1,608
MYR	11,400,000	USD	2,809,958	Goldman Sachs Bank USA	6/24/21	(68,266)
MYR	1,698,000	USD	412,637	Goldman Sachs Bank USA	6/24/21	(4,269)
MYR	1,522,000	USD	366,438	Goldman Sachs Bank USA	6/24/21	(398)
PHP	18,226,000	USD	374,558	BNP Paribas	6/24/21	103
PHP	38,589,000	USD	790,758	State Street Bank And Tr Co	6/24/21	2,493
PLN	12,804,000	USD	3,398,665	BNP Paribas	6/24/21	(157,345)
PLN	3,023,000	USD	786,215	JPMorgan Chase Bank	6/24/21	(20,945)
RON	3,187,000	USD	768,258	JPMorgan Chase Bank	6/24/21	(8,562)
RUB	87,700,000	USD	1,168,399	Citibank NA	6/24/21	(20,333)
RUB	34,652,000	USD	463,572	State Street Bank And Tr Co	6/24/21	(9,948)
RUB	32,578,000	USD	425,522	State Street Bank And Tr Co	6/24/21	951
SGD	839,000	USD	623,995	Goldman Sachs Bank USA	6/24/21	(521)
SGD	578,000	USD	427,748	JPMorgan Chase Bank	6/24/21	1,773
THB	88,630,000	USD	2,922,189	JPMorgan Chase Bank	6/24/21	(87,768)
THB	12,080,000	USD	397,869	JPMorgan Chase Bank	6/24/21	(11,545)
THB	10,382,000	USD	331,852	JPMorgan Chase Bank	6/24/21	168
TRY	3,481,000	USD	438,146	Bank Of America NA	6/24/21	(39,087)
TRY	982,000	USD	128,359	Bank Of America NA	6/24/21	(15,783)
TRY	1,395,000	USD	162,661	Bank Of America NA	6/24/21	(2,739)
TRY	797,000	USD	91,163	Goldman Sachs Bank USA	6/24/21	204
TRY	921,000	USD	116,337	State Street Bank And Tr Co	6/24/21	(10,755)
USD	1,471,123	CLP	1,060,856,000	Citibank NA	6/24/21	(2,142)
USD	486,848	CNY	3,213,000	Citibank NA	6/24/21	(559)
USD	1,155,991	CNY	7,544,000	Goldman Sachs Bank USA	6/24/21	11,578
USD	353,312	COP	1,306,900,000	Citibank NA	6/24/21	(2,755)
USD	365,142	COP	1,309,400,000	Citibank NA	6/24/21	8,395
USD	390,065	COP	1,433,100,000	State Street Bank And Tr Co	6/24/21	(384)
USD	778,925	CZK	17,277,000	BNP Paribas	6/24/21	2,558
USD	371,686	CZK	8,293,000	Citibank NA	6/24/21	(972)
USD	778,678	CZK	17,101,000	Goldman Sachs Bank USA	6/24/21	10,220
USD	657,853	HUF	199,105,000	Citibank NA	6/24/21	13,923
USD	393,780	HUF	120,315,000	Goldman Sachs Bank USA	6/24/21	4,666
USD	374,215	HUF	115,711,000	Goldman Sachs Bank USA	6/24/21	(9)
USD	219,980	HUF	67,960,000	State Street Bank And Tr Co	6/24/21	189
USD	343,820	IDR	5,026,300,000	Goldman Sachs Bank USA	6/24/21	(140)
USD	399,219	IDR	5,773,100,000	State Street Bank And Tr Co	6/24/21	4,154
USD	810,560	INR	59,795,000	BNP Paribas	6/24/21	1,890
USD	404,621	INR	29,772,000	BNP Paribas	6/24/21	1,983
USD	769,035	INR	56,774,000	BNP Paribas	6/24/21	1,221
USD	767,471	INR	57,086,000	BNP Paribas	6/24/21	(4,563)
USD	802,900	MXN	16,751,000	BNP Paribas	6/24/21	(9,384)
USD	87,848	MXN	1,837,000	Goldman Sachs Bank USA	6/24/21	(1,231)
USD	271,363	MXN	5,598,000	Goldman Sachs Bank USA	6/24/21	(94)
USD	208,991	MYR	867,000	Goldman Sachs Bank USA	6/24/21	478
USD	872,587	PEN	3,227,000	JPMorgan Chase Bank	6/24/21	10,559
USD	815,256	PHP	39,994,000	BNP Paribas	6/24/21	(6,877)
USD	490,586	PLN	1,848,000	JPMorgan Chase Bank	6/24/21	22,767
USD	511,401	RON	2,080,000	Citibank NA	6/24/21	15,585
USD	232,853	RUB	17,762,000	Citibank NA	6/24/21	333
USD	48,536	RUB	3,665,870	JPMorgan Chase Bank	6/24/21	53
USD	719,322	RUB	53,888,000	State Street Bank And Tr Co	6/24/21	13,883
USD	1,065,968	SGD	1,417,000	BNP Paribas	6/24/21	12,974
USD	276,144	THB	8,451,000	JPMorgan Chase Bank	6/24/21	5,877
USD	212,165	THB	6,537,000	JPMorgan Chase Bank	6/24/21	3,109
USD	223,318	THB	6,946,000	JPMorgan Chase Bank	6/24/21	1,182
USD	487,792	TRY	3,739,000	BNP Paribas	6/24/21	59,156
USD	438,314	TRY	3,583,000	BNP Paribas	6/24/21	27,562
USD	392,314	ZAR	6,109,000	Citibank NA	6/24/21	(17,157)
USD	297,795	ZAR	4,607,000	Goldman Sachs Bank USA	6/24/21	(11,000)
USD	377,251	ZAR	5,945,000	Goldman Sachs Bank USA	6/24/21	(21,227)
USD	378,006	ZAR	5,652,000	Goldman Sachs Bank USA	6/24/21	(833)
USD	83,012	ZAR	1,238,000	Goldman Sachs Bank USA	6/24/21	32
ZAR	5,800,000	USD	390,045	BNP Paribas	6/24/21	(1,286)
ZAR	14,253,000	USD	938,426	Citibank NA	6/24/21	16,916
ZAR	9,225,000	USD	612,973	Citibank NA	6/24/21	5,355
ZAR	5,204,000	USD	342,452	JPMorgan Chase Bank	6/24/21	6,359
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(298,918)
					Unrealized Appreciation	424,321
					Unrealized Depreciation	(723,239)

Currency Abbreviations

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

CZK – Czech koruna

DOP – Dominican Republic peso

HUF – Hungarian forint

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Swiss franc

MYR – Malyasian ringgit

PEN – Peruvian new sol

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu (new)

RUB – Russian ruble

THB – Thai baht

TRY – Turkish Lira

UYU – Uruguay peso

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $150,000 of cash collateral segregated for open forward foreign currency contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,732
Total	$2,732

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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